EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 2,494	$ 2,325	$ 2,154
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 881	$ 717
Business services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	11.00%	11.00%
Voting interest (%)	11.00%	11.00%
Business services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	50.00%
Voting interest (%)	50.00%	50.00%
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 675	$ 969
Infrastructure services | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	13.00%	17.00%
Voting interest (%)	13.00%	17.00%
Infrastructure services | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%	50.00%
Voting interest (%)	50.00%	50.00%
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Carrying value	$ 938	$ 639
Industrials | Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	23.00%	13.00%
Voting interest (%)	23.00%	13.00%
Industrials | Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	54.00%	54.00%
Voting interest (%)	67.00%	50.00%